Net deferred tax liability (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net deferred tax liability Details
Net Operating Losses	$ 4,200,000	$ 3,990,000	$ 5,440,000
Less: Valuation Allowance	(4,200,000)	(3,990,000)	(5,440,000)
Deferred tax assets - net